UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2010

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kelly A. Wellborn
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Kelly A. Wellborn  Wilmington, Delaware  November 11, 2010

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 49
Form 13 F Information Table Value Total: 186,140

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      697     8033 SH       SOLE                     8033
AT&T Corp New                  COM              00206r102      894    31265 SH       SOLE                    31265
Abbott Laboratories            COM              002824100     4717    90290 SH       SOLE                    90290
Agilent Technologies Inc       COM              00846U101     4777   143155 SH       SOLE                   143155
Alliant Energy Corp            COM              018802108     1418    39000 SH       SOLE                    39000
Barrick Gold Corp              COM              067901108     3883    83885 SH       SOLE                    83885
Berkshire Hathaway Inc - Class COM              084670702      459     5550 SH       SOLE                     5550
Berkshire Hathaway Inc-CL A    COM              084670108      249        2 SH       SOLE                        2
Bristol-Myers Squibb Co        COM              110122108     8798   324544 SH       SOLE                   324544
CVS/Caremark Corp              COM              126650100     4532   143995 SH       SOLE                   143995
Central Fund Canada CL A       COM              153501101     5881   354290 SH       SOLE                   354290
Central Gold Trust             COM              153546106     5660   112305 SH       SOLE                   112305
Chubb Corporation              COM              171232101      252     4424 SH       SOLE                     4424
Coca-Cola Co                   COM              191216100      545     9305 SH       SOLE                     9305
ConocoPhillips                 COM              20825C104     1756    30576 SH       SOLE                    30576
DuPont E I de Nemours & Co     COM              263534109     2605    58388 SH       SOLE                    58388
Emerson Electric Co            COM              291011104      373     7085 SH       SOLE                     7085
Exxon Mobil Corporation        COM              30231G102     1174    19002 SH       SOLE                    19002
Fluor Corp                     COM              343412102     3367    67980 SH       SOLE                    67980
Foster Wheeler AG              COM              H27178104     2583   105600 SH       SOLE                   105600
Frontier Communications Corp   COM              35906A108     3546   433991 SH       SOLE                   433991
General Electric Co            COM              369604103     2715   167073 SH       SOLE                   167073
Goodyear Tire & Rubber Co      COM              382550101     2847   264800 SH       SOLE                   264800
Helmerich & Payne              COM              423452101     4374   108100 SH       SOLE                   108100
Hewlett Packard Co             COM              428236103    31252   742849 SH       SOLE                   742849
Intel Corp                     COM              458140100      483    25181 SH       SOLE                    25181
International Business Machine COM              459200101     6982    52050 SH       SOLE                    52050
Johnson & Johnson              COM              478160104      746    12046 SH       SOLE                    12046
Lilly Eli & Co                 COM              532457108     3916   107195 SH       SOLE                   107195
Market Vectors Agribusiness    COM              57060u605     5733   125040 SH       SOLE                   125040
Merck & Co. Inc                COM              58933Y105      519    14097 SH       SOLE                    14097
NSTAR                          COM              67019E107     4546   115515 SH       SOLE                   115515
National Penn Bancshares Inc   COM              637138108      146    23329 SH       SOLE                    23329
Newmont Mining Corp            COM              651639106     8605   136997 SH       SOLE                   136997
Northrop Grumman Corp          COM              666807102     4715    77760 SH       SOLE                    77760
Penn West Energy Trust         COM              707885109     6915   344550 SH       SOLE                   344550
PolyMedix Inc                  COM              73174C100        9    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109     1020    17004 SH       SOLE                    17004
Southern Co                    COM              842587107     4692   125990 SH       SOLE                   125990
TECO Energy Inc                COM              872375100     7018   405220 SH       SOLE                   405220
Travelers Cos Inc              COM              89417E109     5773   110815 SH       SOLE                   110815
Union Pacific Corp             COM              907818108      309     3780 SH       SOLE                     3780
Verigy Ltd                     COM              y93691106      157    19282 SH       SOLE                    19282
Verizon Communications         COM              92343V104     7546   231544 SH       SOLE                   231544
Wal-Mart Stores Inc            COM              931142103      386     7205 SH       SOLE                     7205
Wilmington Trust Corporation   COM              971807102      172    19100 SH       SOLE                    19100
Windstream Corporation         COM              97381W104     8790   715325 SH       SOLE                   715325
Xcel Energy Inc                COM              98389B100     7149   311235 SH       SOLE                   311235
Vanguard Utilities ETF                          92204a876      463 6969.0000SH       SOLE                6969.0000